Cash flow information	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Cash flow information	Cash flow information
(i)    Debt reconciliation

			Debt securities (i)
	Borrowings	Lease liabilities	Debentures and Notes	Bonds	Total

Total debt as of January 1, 2021	284,087	208,448	335,250	—	827,785
Acquisitions/Issuance	1,570,639	116,248	500,018	3,691,262	5,878,167
Payments/repurchase	(21,022)	(55,349)	(177,826)	—	(254,197)
Revaluation	—	24,234	—	—	24,234
Net foreign exchange differences	73,426	7,486	—	431,250	512,162
Interest accrued	21,689	17,488	60,919	74,798	174,894
Interest paid	(37)	—	(12,386)	(69,004)	(81,427)
Total debt as of December 31, 2021	1,928,782	318,555	705,975	4,128,306	7,081,618

Total debt as of January 1, 2022	1,928,782	318,555	705,975	4,128,306	7,081,618
Acquisitions/Issuance	—	49,853	1,890,500	—	1,940,353
Payments/repurchase	(2,061)	(99,655)	(175,999)	—	(277,715)
Revaluation	—	(89)	—	—	(89)
Net foreign exchange differences	(87,158)	(5,820)	—	(218,607)	(311,585)
Interest accrued	69,593	22,794	203,275	129,113	424,775
Interest paid	(43,276)	—	(27,232)	(127,429)	(197,937)
Total debt as of December 31, 2022	1,865,880	285,638	2,596,519	3,911,383	8,659,420

Total debt as of January 1, 2023	1,865,880	285,638	2,596,519	3,911,383	8,659,420
Acquisitions/Issuance	2,252,550	116,774	373,481	—	2,742,805
Business combination (Note 5(ii))	978	19,802	—	—	20,780
Payments/repurchase	(1,833,937)	(132,737)	(527,687)	(62,342)	(2,556,703)
Write-offs	—	(675)	—	—	(675)
Net foreign exchange differences	(147,802)	(6,967)	—	(319,952)	(474,721)
Interest accrued	61,753	22,927	392,857	134,148	611,685
Interest paid	—	—	(28,396)	(116,670)	(145,066)
Total debt as of December 31, 2023	2,199,422	304,762	2,806,774	3,546,567	8,857,525
Debt securities includes Debentures measured at FVPL presented in Note 7(e) and does not include fair value adjustments of (i) Debentures - R$120,280 (R$86,819 - 2022) and (ii) Bonds - R$224,927 (R$350,207 - 2022).
(ii)    Non-cash investing and financing activities
Non-cash investing and financing activities disclosed in other notes are: (i) related to business combination with Banco Modal through an equity exchange transaction – R$2,097,326 (see Note 5 (ii)) and (ii) related to minority stake acquisitions in associates (see Note 5(ii)(c)(ii)) through accounts payable (R$739,743 – of which R$ 669,743 was paid in January 2024, R$ 35,000 will be paid in January 2025 and R$ 35,000 will be paid in January 2026), and through contingent consideration (R$50,000).